Convertible Note Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Note Payable

13. CONVERTIBLE NOTE PAYABLE

In October 2019, March 2020, and September 2020, the Company completed three financing transactions (SPA-1, SPA-2, and SPA-3, collectively “SPAs”) through private placements. All SPAs issued Convertible Promissory Notes (Note-1, Note-2, and Note-3, collectively “Notes”) in principal amount of $1.04 million for Note-1, $1.48 million for Note-2, and $1.48 million for Note-3. All three Notes mature in 12 months from the issue dates of the Notes (the “Maturity Dates”), with an interest rate of 5% per annum. The three Notes carry an original issue discount (OID) of $40,000, $80,000, and $80,000, respectively, to cover investors’ transaction costs of the Notes. The proceeds net of issuance cost and debt discount of Note-1, Note-2, and Note-3 were $1 million, $1.34 million, and $1.34 million, respectively. All three Notes are convertible into the Company’s ordinary shares at $9.0 per share at the holder’s option at any time on or before Maturity dates. Upon occurrence of default events, the holders of the Notes are entitled to alternate conversions that offer holders of the Notes the most favorable conversion price based on various adjustments, while the number of the Company’s shares upon conversion shall not exceed 470,000 shares for Note-1, 1,000,000 shares for Note-2 and Note-3. On the Maturity Dates, the holders of the Notes have the rights to convert all of the outstanding balance of the Notes at a price of no less than $3.0 per share for Note-1 and $2.4 per share for Note-2 and Note-3. In conjunction with issuance of the Notes, the Company also issued the holders of the Notes warrants to purchase 26,667, 53,334, and 53,334 ordinary shares of the Company, respectively, with an exercise price at $9.0 per share and a cashless-exercise option. The warrants will expire in three years from the dates of issuance. The warrants are also subject to exercise price adjustments upon occurrence of stock splits, stock dividends, reorganization or similar events. The investors of SPA-2 also purchased an aggregate of 285,714 shares of the Company’s ordinary Shares with no par value at a price of $2.1 per share pursuant to the Purchase Agreements. The investors of SPA-3 also purchased an aggregate of 222,222 shares of the Company’s ordinary Shares with no par value at a price of $2.7 per share pursuant to the Purchase Agreements. Thus, aggregate proceeds net of issuance cost and debt discount of the SPA-1, SPA-2, and SPA-3 were $1 million, $1.9 million, and $1.9 million, respectively.

The detachable warrants issued to holders of the Notes are considered being indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The warrants are initially measured at fair value of $11,250 for Note-1, $11,676 for Note-2, and $18,275 for Note-3 by using Black-Scholes Merton Valuation Model with no subsequent adjustment of fair value in accordance with ASC 815.

The Company assessed the accounting for the Notes in accordance with ASC 470-20 allocating the proceeds to convertible notes and the detachable warrants on their relative fair value basis, in the amount of $988,874 and $ 11,126, respectively, for Note-1, $1,388,420 and $ 11,580, respectively, for Note-2, $1,381,960 and $18,040, respectively, for Note-3.

For the holders of the Notes, conversion prices result in beneficial conversion feature (BCF) that is separated as an equity component and assigned Note-1, Note-2, and Note-3 values of $113,526, $165,580, and $246,040, respectively, which are the intrinsic values of the BCF for Note-1, Note-2, and Note-3 that are measured by differences between the effective conversion prices based on the proceeds allocated to the convertible instruments and the fair value of the ordinary shares and recorded as a debt discounts. Debt discounts are amortized using the effective interest rate method over the periods from the issuance dates through the stated maturity dates.

The Notes are recognized initially at fair values, net of debt discounts including original issue discounts (OID) and allocations of proceeds to beneficial conversion features and the detachable warrants, in the amount of $164,651 for Note-1, $257,159 for Note-2, and $344,079 for Note-3. The Notes of SPA-1 and SPA-2 along with accrued interests were fully converted to the Company’s ordinary shares with no par value in three conversions taking place in September, October, and December 2020. As of December 31, 2020, the Note-3 remaining unamortized debt discount was $257,352, and will be amortized through September 30, 2021. Amortizations of issuance costs and other Discounts accretion are recorded as interest expenses in the consolidated statement of comprehensive income.

The Company incurred $80,000 and $80,874 of finder fee for SPA-2 and SPA-3, respectively. For SPA-2, the finder fee was assigned to an equity component of $24,000 and a debt discount of $56,000 proportionally. For SPA-3, the finder fee was assigned to an equity component of $24,262 and a debt discount of $56,612 proportionally.

The Company recognized interest expense of approximately $160,216 for Note-1, $244,871 for Note-2, and $119,648 for Note-3 for the period ended December 31, 2020 including interest relating to contractual interest obligation approximately of $37,000 and amortization of the discounts and debt issuance cost approximately of $124,000 for Note-1 and interest relating to contractual interest obligation approximately of $46,000 and amortization of the discounts and debt issuance cost approximately of $199,000 for Note-2, and interest relating to contractual interest obligation approximately of $19,000 and amortization of the discounts and debt issuance cost approximately of $101,000 for Note-3. As of December 31, 2020, the balance of principal and accrued interest of Note-1 and Note-2 were fully converted to the Company’s ordinary shares (see Note 16 Equity), and the outstanding balance of Note-3 net of unamortized debt discount was $1,180,908.

Note-1 was modified on September 28, 2020 by adding a paragraph of “Quarterly Conversion” with a floor price of $2.4 per share and the original floor price of $3 per share for conversion upon maturity was amended into $2.4 per share. Because the difference in fair value of embedded conversion feature immediately before and immediately after the modification was approximately $21,000, which is less than 10% of the initial fair value of the Note, it was considered a modification effectuated on September 28, 2020. The Company recognized the increase in the fair value of the embedded conversion option of approximately $21,000 as a debt discount with a corresponding increase in additional paid-in capital.